Segmented Information (Details) - Schedule of Product Information - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Segmented Information (Details) - Schedule of Product Information [Line Items]
Revenue by product	$ 2,711	$ 1,803	$ 970	$ 833	$ 4,513	$ 1,803
Cellular boosters and related accessories [Member]
Segmented Information (Details) - Schedule of Product Information [Line Items]
Revenue by product	575		750		1,012	1,213
Rugged devices and related accessories [Member]
Segmented Information (Details) - Schedule of Product Information [Line Items]
Revenue by product	$ 2,136		$ 220		$ 3,501	$ 590